Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year/period	$ 329,984	$ 2,585,954	$ 7,027,799
Provision of expected credit losses	63,803	500,000	1,200,187
Write-off of accounts receivable			(5,642,032)
Balance at end of the year/period	$ 393,787	$ 3,085,954	$ 2,585,954